Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)		3 Months Ended			12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash Flows from Operating Activities:
Net (loss) income	$ (890)	$ (38,904)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	890	32,452
Due to related party		6,452
Net cash used in operating activities
Cash Flows from Financing Activities:
Net Change in Cash
Cash – Beginning of period
Cash – End of period
COLOMBIER ACQUISITION CORP. II
Cash Flows from Operating Activities:
Net (loss) income		(48,958)	$ 1,660,079	$ 414,496	5,758,466
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Formation and operation expenses paid by Sponsor				84,729
Interest earned on marketable securities held in Trust Account		(1,860,128)	(2,228,698)	(856,457)	(8,778,260)
Changes in operating assets and liabilities:
Prepaid expenses		10,737	(6,068)	(22,816)	(119,217)
Prepaid insurance		55,415	55,415	(420,182)	221,662
Accounts payable and accrued expenses		1,380,564	10,145	119,357	615,198
Net cash used in operating activities		(462,370)	(509,127)	(680,873)	(2,302,151)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(170,000,000)
Cash withdrawn from Trust Account for working capital purposes					2,000,000
Net cash provided by (used in) investing activities				(170,000,000)	2,000,000
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				167,450,000
Proceeds from sale of Private Placements Warrants				5,000,000
Repayment of Promissory Note – related party				(196,319)
Payment of offering costs			(716)	(279,901)	(85,716)
Net cash used in financing activities			(716)	171,973,780	(85,716)
Net Change in Cash		(462,370)	(509,843)	1,292,907	(387,867)
Cash – Beginning of period		905,040	1,292,907		1,292,907
Cash – End of period	$ 905,040	$ 442,670	$ 783,064	1,292,907	905,040
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs				85,716
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares				25,000
Promissory note – related party				196,319
Deferred underwriting fee payable				5,950,000
Forfeiture of Founder Shares				$ 7